UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21470

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Tax-Advantaged Global Dividend Income Fund (ETG)
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund currently distributes monthly cash distributions equal to $0.1001 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2023
Eaton Vance
Tax-Advantaged Global Dividend Income Fund

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Performance

Portfolio Manager(s) Derek J.V. DiGregorio and Joseph Mehlman, CFA of Eaton Vance Management; Christopher M. Dyer, CFA of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/30/2004	15.21%	3.92%	7.54%	8.69%
Fund at Market Price	—	3.61	(2.28)	7.18	8.17

MSCI World Index	—	12.26%	3.18%	8.13%	8.70%
ICE BofA Fixed Rate Preferred Securities Index	—	7.35	1.74	2.34	3.69
Blended Index	—	11.31	3.06	7.09	7.79
% Premium/Discount to NAV[3]
As of period end	(8.50)%
Distributions [4]
Total Distributions per share for the period	$0.601
Distribution Rate at NAV	6.76%
Distribution Rate at Market Price	7.39
% Total Leverage[5]
Borrowings	21.40%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Fund Profile

Sector Allocation (% of total investments)[1]
Country Allocation (% of total investments)
Top 10 Holdings (% of total investments)[1]
Microsoft Corp.	3.2%
Alphabet, Inc., Class C	2.0
Apple, Inc.	1.8
Nestle S.A.	1.6
Mercedes-Benz Group AG	1.6
Bayerische Motoren Werke AG	1.4
BASF SE	1.5
Coca-Cola Co. (The)	1.4
Amazon.com, Inc.	1.4
Walt Disney Co. (The)	1.3
Total	17.2%

Footnotes:
[1]	Excludes cash and cash equivalents.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% MSCI World Index and 20% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Fund’s Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the Fund’s By-Laws from the Control Share Provisions of the Fund’s By-Laws.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 109.2%
Security	Shares	Value
Aerospace & Defense — 1.1%
Safran S.A.	96,309	$ 14,977,950
		$ 14,977,950
Air Freight & Logistics — 2.5%
Deutsche Post AG	356,781	$ 17,161,016
GXO Logistics, Inc.(1)(2)(3)	316,364	16,808,419
		$ 33,969,435
Automobile Components — 0.6%
Cie Generale des Etablissements Michelin SCA	240,889	$ 7,671,734
		$ 7,671,734
Automobiles — 6.1%
Bayerische Motoren Werke AG	220,445	$ 24,708,443
Mercedes-Benz Group AG	347,855	27,127,823
Stellantis NV(4)	370,499	6,145,308
Stellantis NV(4)	1,248,203	20,757,616
Tesla, Inc.(1)	27,548	4,526,412
		$ 83,265,602
Banks — 12.8%
Banco Bilbao Vizcaya Argentaria S.A.	801,545	$ 5,868,098
Banco Santander S.A.	2,429,090	8,533,580
Barclays PLC	5,518,287	11,116,099
BNP Paribas S.A.	347,125	22,428,931
CaixaBank S.A.	2,576,394	9,536,797
Citigroup, Inc.	198,168	9,327,768
Credit Agricole S.A.	1,751,369	21,407,908
DNB Bank ASA	1,191,667	20,961,515
HDFC Bank, Ltd.	607,792	12,562,871
HSBC Holdings PLC	1,563,288	11,267,158
Skandinaviska Enskilda Banken AB, Class A	329,004	3,741,031
Societe Generale S.A.	795,011	19,309,436
Svenska Handelsbanken AB, Class A	421,732	3,728,020
Toronto-Dominion Bank (The)	122,041	7,392,630
U.S. Bancorp	182,367	6,251,541
		$ 173,433,383
Beverages — 2.8%
Coca-Cola Co. (The)(3)	381,282	$ 24,459,240
Diageo PLC	301,309	13,744,538
		$ 38,203,778
Security	Shares	Value
Biotechnology — 1.2%
CSL, Ltd.	81,020	$ 16,174,560
		$ 16,174,560
Broadline Retail — 1.8%
Amazon.com, Inc.(1)(3)	229,772	$ 24,229,457
		$ 24,229,457
Building Products — 1.1%
Assa Abloy AB, Class B	346,260	$ 8,249,991
Daikin Industries, Ltd.	35,985	6,535,994
		$ 14,785,985
Capital Markets — 2.0%
Intercontinental Exchange, Inc.	79,117	$ 8,618,215
London Stock Exchange Group PLC	68,228	7,163,481
State Street Corp.	76,342	5,516,473
Stifel Financial Corp.	104,744	6,281,497
		$ 27,579,666
Chemicals — 2.3%
BASF SE	474,345	$ 24,535,085
Yara International ASA	177,905	7,164,025
		$ 31,699,110
Construction & Engineering — 0.7%
Bouygues S.A.	251,529	$ 9,210,801
Skanska AB, Class B	61,870	1,011,974
		$ 10,222,775
Consumer Staples Distribution & Retail — 1.3%
Dollar Tree, Inc.(1)(3)	113,925	$ 17,511,412
		$ 17,511,412
Diversified Telecommunication Services — 0.7%
Proximus SADP	542,192	$ 4,621,959
Swisscom AG	6,984	4,794,868
		$ 9,416,827
Electric Utilities — 2.0%
Iberdrola S.A.	1,138,080	$ 14,747,354
NextEra Energy, Inc.(3)	160,051	12,264,708
		$ 27,012,062
Electrical Equipment — 1.5%
AMETEK, Inc.	76,128	$ 10,500,335

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Schneider Electric SE	58,567	$ 10,213,605
		$ 20,713,940
Electronic Equipment, Instruments & Components — 3.3%
CDW Corp.	96,308	$ 16,332,874
Halma PLC	307,395	8,940,088
Keyence Corp.	13,628	6,145,629
Keysight Technologies, Inc.(1)(3)	36,516	5,281,674
TE Connectivity, Ltd.	66,946	8,192,182
		$ 44,892,447
Entertainment — 1.7%
Walt Disney Co. (The)(1)(2)	223,003	$ 22,857,807
		$ 22,857,807
Financial Services — 1.6%
Fidelity National Information Services, Inc.	147,131	$ 8,639,532
Visa, Inc., Class A	57,230	13,319,138
		$ 21,958,670
Food Products — 3.8%
Mondelez International, Inc., Class A(2)	270,453	$ 20,749,154
Nestle S.A.	214,344	27,498,097
Orkla ASA	530,634	3,814,081
		$ 52,061,332
Ground Transportation — 0.5%
Union Pacific Corp.	32,902	$ 6,438,921
		$ 6,438,921
Health Care Equipment & Supplies — 2.9%
Alcon, Inc.	115,419	$ 8,404,386
Boston Scientific Corp.(1)(3)	213,757	11,141,015
Intuitive Surgical, Inc.(1)(3)	42,602	12,832,575
Straumann Holding AG	43,457	6,538,130
		$ 38,916,106
Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc.	21,535	$ 10,597,158
		$ 10,597,158
Health Care REITs — 0.7%
Healthpeak Properties, Inc.	423,670	$ 9,308,030
		$ 9,308,030
Security	Shares	Value
Hotels, Restaurants & Leisure — 3.0%
Amadeus IT Group S.A.(1)	144,035	$ 10,123,500
Compass Group PLC	842,109	22,215,645
InterContinental Hotels Group PLC	114,672	7,884,468
		$ 40,223,613
Industrial Conglomerates — 1.2%
Siemens AG	98,551	$ 16,244,389
		$ 16,244,389
Insurance — 10.4%
AIA Group, Ltd.	856,088	$ 9,320,291
Allianz SE	89,254	22,412,300
Allstate Corp. (The)	45,163	5,228,069
Assurant, Inc.	70,255	8,650,498
Aviva PLC	193,495	1,030,233
AXA S.A.	246,963	8,060,918
Baloise Holding AG	68,996	11,549,459
RenaissanceRe Holdings, Ltd.	47,810	10,298,752
Sampo Oyj, Class A	444,651	22,550,455
SCOR SE	146,486	3,789,021
Storebrand ASA	374,815	2,891,889
Swiss Life Holding AG(1)	27,978	18,467,064
Swiss Re AG	76,557	7,709,589
Topdanmark A/S	43,216	2,281,361
Zurich Insurance Group AG	13,956	6,767,993
		$ 141,007,892
Interactive Media & Services — 2.5%
Alphabet, Inc., Class C(1)(3)	315,631	$ 34,157,587
		$ 34,157,587
Leisure Products — 0.7%
Yamaha Corp.	240,932	$ 9,495,036
		$ 9,495,036
Life Sciences Tools & Services — 0.8%
Danaher Corp.	48,047	$ 11,382,815
		$ 11,382,815
Machinery — 1.1%
Ingersoll Rand, Inc.	149,587	$ 8,529,451
Volvo AB, Class B	322,827	6,637,549
		$ 15,167,000

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Marine Transportation — 1.6%
Kuehne & Nagel International AG	75,888	$ 22,482,268
		$ 22,482,268
Media — 0.3%
Dentsu Group, Inc.	124,463	$ 4,485,002
		$ 4,485,002
Metals & Mining — 1.3%
Anglo American PLC	251,981	$ 7,764,584
Outokumpu Oyj	428,649	2,336,809
Rio Tinto, Ltd.	97,736	7,330,651
		$ 17,432,044
Multi-Utilities — 0.4%
CMS Energy Corp.	77,836	$ 4,846,069
		$ 4,846,069
Oil, Gas & Consumable Fuels — 2.8%
ConocoPhillips	194,324	$ 19,993,996
EOG Resources, Inc.	153,003	18,279,269
		$ 38,273,265
Personal Care Products — 0.4%
Kose Corp.	45,248	$ 5,280,224
		$ 5,280,224
Pharmaceuticals — 8.3%
AstraZeneca PLC	110,081	$ 16,199,843
Bayer AG	223,023	14,718,689
Eli Lilly & Co.	30,429	12,045,624
Novo Nordisk A/S, Class B	108,652	18,074,733
Roche Holding AG PC	54,881	17,185,444
Sanofi	163,895	17,662,684
Zoetis, Inc.	94,173	16,553,730
		$ 112,440,747
Professional Services — 2.5%
Randstad NV	51,625	$ 2,805,084
Recruit Holdings Co., Ltd.	351,230	9,853,261
RELX PLC	401,889	13,390,415
Verisk Analytics, Inc.	42,602	8,269,474
		$ 34,318,234
Semiconductors & Semiconductor Equipment — 3.8%
ASML Holding NV	25,838	$ 16,397,115
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Infineon Technologies AG	288,817	$ 10,517,783
Micron Technology, Inc.	220,377	14,183,464
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	130,262	10,981,086
		$ 52,079,448
Software — 6.2%
Adobe, Inc.(1)(3)	38,331	$ 14,472,252
Intuit, Inc.	35,022	15,548,017
Microsoft Corp.(2)(3)	177,457	54,525,438
		$ 84,545,707
Specialty Retail — 1.0%
TJX Cos., Inc. (The)(2)	166,778	$ 13,145,442
		$ 13,145,442
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.(3)	182,579	$ 30,980,005
		$ 30,980,005
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	12,279	$ 11,810,939
		$ 11,810,939
Trading Companies & Distributors — 1.9%
Ashtead Group PLC	109,334	$ 6,303,774
IMCD NV	48,474	7,297,241
Rexel S.A.(1)	542,903	12,575,591
		$ 26,176,606
Total Common Stocks (identified cost $1,341,745,919)		$1,483,872,479

Corporate Bonds — 11.3%
Security	Principal Amount (000's omitted)	Value
Banks — 6.2%
Australia & New Zealand Banking Group, Ltd., 6.75% to 6/15/26(5)(6)(7)	$375	$ 362,142
Banco Davivienda S.A., 6.65% to 4/22/31(5)(6)(7)	1,000	685,000
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(5)(6)(7)	2,470	2,181,874
7.625% to 1/10/28(5)(6)(7)	1,160	1,056,760
8.375% to 10/14/30(5)(6)(7)	1,105	1,046,159

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(7)	$75	$ 64,954
Series TT, 6.125% to 4/27/27(6)(7)	2,338	2,272,682
Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(6)(7)	350	341,687
Bank of Nova Scotia (The):
4.90% to 6/4/25(6)(7)	1,175	1,077,995
8.625% to 10/27/27, 10/27/82(7)	3,960	4,063,166
Barclays PLC:
6.125% to 12/15/25(6)(7)	3,796	3,265,129
8.00% to 3/15/29(6)(7)	3,629	3,187,713
Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(6)(7)	3,800	3,038,384
BNP Paribas S.A.:
4.625% to 2/25/31(5)(6)(7)	1,210	861,399
7.75% to 8/16/29(5)(6)(7)	3,950	3,782,125
Citigroup, Inc., Series W, 4.00% to 12/10/25(6)(7)	7,326	6,399,993
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(5)(6)(7)	3,200	2,840,000
HSBC Holdings PLC, 4.60% to 12/17/30(6)(7)	3,637	2,757,301
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(6)(7)	2,926	2,624,693
ING Groep NV, 6.50% to 4/16/25(6)(7)	983	909,722
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(6)(7)	3,253	2,860,038
Lloyds Banking Group PLC, 7.50% to 6/27/24(6)(7)	6,125	5,898,926
Natwest Group PLC:
4.60% to 6/28/31(6)(7)	752	531,957
6.00% to 12/29/25(6)(7)	1,642	1,543,316
8.00% to 8/10/25(6)(7)	5,035	4,990,516
PNC Financial Services Group, Inc. (The), Series V, 6.20% to 9/15/27(6)(7)	2,475	2,336,914
Societe Generale S.A.:
5.375% to 11/18/30(5)(6)(7)	3,548	2,492,470
9.375% to 11/22/27(5)(6)(7)	662	630,158
Standard Chartered PLC, 4.75% to 1/14/31(5)(6)(7)	2,349	1,651,347
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(7)	5,625	5,743,294
UBS Group AG:
4.375% to 2/10/31(5)(6)(7)	2,750	1,903,697
6.875% to 8/7/25(6)(7)(8)	1,471	1,333,094
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(5)(7)	3,765	3,606,488
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(6)(7)	5,420	4,719,831
Zions Bancorp NA, 5.80% to 6/15/23(6)(7)	1,501	1,180,666
		$ 84,241,590
Security	Principal Amount (000's omitted)	Value
Capital Markets — 0.6%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(7)	$3,510	$ 3,260,814
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(6)(7)	1,775	1,698,453
Series I, 4.00% to 6/1/26(6)(7)	3,551	2,982,911
		$ 7,942,178
Diversified Financial Services — 0.4%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(5)(9)	$3,052	$ 41,967
10.00%, 12/19/22(5)(9)	443	2,724
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(5)(6)(7)	5,139	4,490,201
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(6)(7)	1,046	878,083
Unifin Financiera SAB de CV, 7.375%, 2/12/26(5)(9)	1,325	43,062
		$ 5,456,037
Electric Utilities — 0.9%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(6)(7)	$1,941	$ 1,640,145
Edison International, Series B, 5.00% to 12/15/26(6)(7)	757	648,988
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(7)	3,025	2,892,392
Sempra Energy, 4.125% to 1/1/27, 4/1/52(7)	4,252	3,450,995
Southern California Edison Co., Series E, 9.498%, (3 mo. USD LIBOR + 4.199%)(6)(10)	1,705	1,687,950
Southern Co. (The), Series 21-A, 3.75% to 6/15/26, 9/15/51(7)	2,980	2,543,360
		$ 12,863,830
Food Products — 0.4%
Land O' Lakes, Inc., 8.00%(5)(6)	$5,982	$ 5,532,273
		$ 5,532,273
Gas Utilities — 0.4%
NiSource, Inc., 5.65% to 6/15/23(6)(7)	$4,965	$ 4,736,114
		$ 4,736,114
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(7)	$2,886	$ 2,337,336
		$ 2,337,336
Insurance — 1.2%
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(5)(7)	$3,575	$ 3,243,364

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(5)(7)	$5,662	$ 4,573,282
Lincoln National Corp., 9.25% to 12/1/27(6)(7)	1,046	1,055,153
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(7)	1,490	1,351,140
QBE Insurance Group, Ltd., 5.875% to 5/12/25(5)(6)(7)	6,060	5,736,908
		$ 15,959,847
Multi-Utilities — 0.2%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(6)(7)	$2,795	$ 2,663,984
		$ 2,663,984
Oil and Gas — 0.2%
Petroleos Mexicanos, 6.50%, 3/13/27	$2,750	$ 2,470,679
		$ 2,470,679
Oil, Gas & Consumable Fuels — 0.4%
EnLink Midstream Partners, L.P., Series C, 8.976%, (3 mo. USD LIBOR + 4.11%)(6)(10)	$3,952	$ 3,324,834
Odebrecht Oil & Gas Finance, Ltd., 0.00%(5)(6)	6,981	6,981
Plains All American Pipeline, L.P., Series B, 8.974%, (3 mo. USD LIBOR + 4.11%)(6)(10)	2,668	2,374,520
		$ 5,706,335
Pipelines — 0.1%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(6)(7)	$2,514	$ 1,930,246
		$ 1,930,246
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(5)(7)	$1,075	$ 972,391
		$ 972,391
Total Corporate Bonds (identified cost $178,144,544)		$ 152,812,840

Exchange-Traded Funds — 0.2%
Security	Shares	Value
Equity Funds — 0.2%
Global X U.S. Preferred ETF	81,664	$ 1,627,564
iShares Preferred & Income Securities ETF	51,619	1,619,288
Total Exchange-Traded Funds (identified cost $3,538,239)		$ 3,246,852

Preferred Stocks — 4.5%
Security	Shares	Value
Banks — 1.0%
AgriBank FCB, 6.875% to 1/1/24(7)	50,890	$ 5,114,445
Farm Credit Bank of Texas, 6.75% to 9/15/23(5)(7)	4,562	446,506
JPMorgan Chase & Co., Series LL, 4.625%	353,588	7,587,998
Wells Fargo & Co., Series L, 7.50% (Convertible)	826	964,793
		$ 14,113,742
Capital Markets — 0.6%
Affiliated Managers Group, Inc., 4.75%	143,480	$ 2,860,991
KKR Group Finance Co. IX, LLC, 4.625%	191,825	3,658,103
Stifel Financial Corp., Series D, 4.50%	115,200	1,886,976
		$ 8,406,070
Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%	178,000	$ 2,869,360
SCE Trust III, Series H, 5.75% to 3/15/24(7)	70,122	1,500,611
SCE Trust IV, Series J, 5.375% to 9/15/25(7)	37,216	757,346
SCE Trust V, Series K, 5.45% to 3/15/26(7)	68,884	1,534,735
SCE Trust VI, 5.00%	5,588	110,586
Southern Co. (The), 4.95%	125,000	2,886,250
		$ 9,658,888
Insurance — 0.3%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(7)	70,754	$ 1,689,606
Arch Capital Group, Ltd., Series G, 4.55%	84,578	1,622,206
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(7)	38,759	874,015
		$ 4,185,827
Oil, Gas & Consumable Fuels — 1.0%
Energy Transfer, L.P.:
Series C, 7.375% to 5/30/23(7)	116,000	$ 2,774,720
Series E, 7.60% to 5/15/24(7)	100,950	2,333,964

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
NuStar Energy, L.P., Series B, 10.945%, (3 mo. USD LIBOR + 5.643%)(10)	359,474	$ 8,293,065
		$ 13,401,749
Real Estate Management & Development — 0.4%
Brookfield Property Partners, L.P.:
Series A, 5.75%	115,762	$ 1,447,025
Series A-1, 6.50%	102,075	1,548,478
Series A2, 6.375%	134,005	1,859,989
		$ 4,855,492
Retail REITs — 0.2%
SITE Centers Corp., Series A, 6.375%	88,127	$ 2,145,011
		$ 2,145,011
Wireless Telecommunication Services — 0.3%
United States Cellular Corp., 5.50%	282,650	$ 4,276,495
		$ 4,276,495
Total Preferred Stocks (identified cost $72,397,458)		$ 61,043,274

Miscellaneous — 0.0%
Security	Shares	Value
Diversified Financial Services — 0.0%
Alpha Holding S.A., Escrow Certificates(1)(11)	7,410,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(12)	12,415,411	$ 12,415,411
Total Short-Term Investments (identified cost $12,415,411)		$ 12,415,411
Total Investments — 126.1%(13) (identified cost $1,608,241,571)		$1,713,390,856
Other Assets, Less Liabilities — (26.1)%		$ (354,431,927)
Net Assets — 100.0%		$1,358,958,929

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(3)	All or a portion of this security was on loan at April 30, 2023 pursuant to the Liquidity Agreement (see Note 7). The aggregate market value of securities on loan at April 30, 2023 was $189,390,044.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $48,189,278 or 3.5% of the Fund's net assets.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $1,333,094 or 0.1% of the Fund's net assets.
(9)	Issuer is in default with respect to interest and/or principal payments.
(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(13)	The Fund has granted a security interest in all the Fund's investments, unless otherwise pledged, in connection with the Liquidity Agreement (see Note 7).

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	42.1%	$721,621,334
France	9.7	166,885,670
Germany	9.2	157,425,528
United Kingdom	8.8	150,846,531
Switzerland	8.3	142,826,271
Netherlands	3.2	54,312,086
Spain	3.0	51,847,713
Japan	2.4	41,795,146
Norway	2.0	34,831,510
Australia	1.7	29,604,261
Canada	1.6	27,348,564
Finland	1.5	24,887,264
Sweden	1.4	23,368,565
Denmark	1.2	20,356,094
India	0.7	12,562,871
Taiwan	0.7	10,981,086
Bermuda	0.6	10,298,752
Hong Kong	0.6	9,320,291
Mexico	0.4	6,843,225
Belgium	0.3	4,621,959
Italy	0.2	3,606,488
Ireland	0.2	3,260,814
Colombia	0.0 (1)	685,000
Brazil	0.0 (1)	6,981
Exchange-Traded Funds	0.2	3,246,852
Total Investments	100.0%	$1,713,390,856
(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	1,153	Long	6/16/23	$ 241,467,025	$ 10,776,232
Nikkei 225 Index	43	Long	6/8/23	9,140,862	116,515
STOXX Europe 600 Bank Index	(8,115)	Short	6/16/23	(65,924,321)	(69,983)
STOXX Europe 600 Index	(4,340)	Short	6/16/23	(110,972,064)	(5,472,489)
STOXX Europe 600 Insurance Index	(3,745)	Short	6/16/23	(67,820,953)	(2,096,670)
					$ 3,253,605

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $1,595,826,160) — including $189,390,044 of securities on loan	$ 1,700,975,445
Affiliated investment, at value (identified cost $12,415,411)	12,415,411
Foreign currency, at value (identified cost $741,094)	740,946
Interest and dividends receivable	9,519,553
Dividends receivable from affiliated investment	50,478
Receivable for investments sold	20,283,636
Receivable for variation margin on open futures contracts	4,551,377
Tax reclaims receivable	8,137,957
Total assets	$1,756,674,803
Liabilities
Liquidity Agreement borrowings	$ 370,000,000
Payable for investments purchased	21,489,589
Due to custodian	2,408,789
Payable to affiliates:
Investment adviser fee	1,192,560
Trustees' fees	9,042
Accrued foreign capital gains taxes	339,741
Accrued expenses	2,276,153
Total liabilities	$ 397,715,874
Net Assets	$1,358,958,929
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 764,590
Additional paid-in capital	1,305,005,239
Distributable earnings	53,189,100
Net Assets	$1,358,958,929
Common Shares Issued and Outstanding	76,458,956
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 17.77

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $3,414,735)	$ 32,093,009
Dividend income from affiliated investment	278,659
Interest and other income	5,150,957
Total investment income	$ 37,522,625
Expenses
Investment adviser fee	$ 7,075,079
Trustees’ fees and expenses	53,816
Custodian fee	210,835
Transfer and dividend disbursing agent fees	9,050
Legal and accounting services	56,438
Printing and postage	239,573
Interest expense and fees	9,478,682
Miscellaneous	68,601
Total expenses	$ 17,192,074
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 10,942
Total expense reductions	$ 10,942
Net expenses	$ 17,181,132
Net investment income	$ 20,341,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $151,046)	$ (20,143,376)
Proceeds from securities litigation settlements	505
Futures contracts	(1,921,974)
Foreign currency transactions	(290,725)
Net realized loss	$ (22,355,570)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $98,258)	$ 178,699,111
Futures contracts	3,253,605
Foreign currency	871,260
Net change in unrealized appreciation (depreciation)	$182,823,976
Net realized and unrealized gain	$160,468,406
Net increase in net assets from operations	$180,809,899

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 20,341,493	$ 38,670,263
Net realized gain (loss)	(22,355,570)	82,416,737
Net change in unrealized appreciation (depreciation)	182,823,976	(505,718,500)
Net increase (decrease) in net assets from operations	$ 180,809,899	$ (384,631,500)
Distributions to shareholders	$ (45,921,249)	$ (119,073,693)
Capital share transactions:
Reinvestment of distributions	$ —	$ 2,700,502
Net increase in net assets from capital share transactions	$ —	$ 2,700,502
Net increase (decrease) in net assets	$ 134,888,650	$ (501,004,691)
Net Assets
At beginning of period	$ 1,224,070,279	$ 1,725,074,970
At end of period	$1,358,958,929	$1,224,070,279

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2023
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 180,809,899
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(791,263,354)
Investments sold	825,596,325
Increase in short-term investments, net	(927,872)
Net amortization/accretion of premium (discount)	98,047
Increase in interest and dividends receivable	(6,295,344)
Decrease in dividends receivable from affiliated investment	37,387
Increase in receivable for variation margin on open futures contracts	(4,551,377)
Decrease in receivable from the transfer agent	566,402
Increase in tax reclaims receivable	(2,049,281)
Increase in payable to affiliate for investment adviser fee	77,821
Decrease in payable to affiliate for Trustees' fees	(181)
Increase in accrued expenses	770,379
Net change in unrealized appreciation (depreciation) from investments	(178,699,111)
Net realized loss from investments	19,992,330
Net cash provided by operating activities	$ 44,162,070
Cash Flows From Financing Activities
Cash distributions paid	$ (45,921,249)
Increase in due to custodian	2,408,789
Net cash used in financing activities	$ (43,512,460)
Net increase in cash*	$ 649,610
Cash at beginning of period (including foreign currency)	$ 91,336
Cash at end of period (including foreign currency)	$ 740,946
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 8,899,392
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(77).

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 16.010	$ 22.610	$ 16.160	$ 17.490	$ 16.730	$ 18.230
Income (Loss) From Operations
Net investment income(1)	$ 0.266	$ 0.507	$ 0.826	$ 1.042	$ 1.218	$ 0.546
Net realized and unrealized gain (loss)	2.095	(5.547)	6.937	(1.142)	0.772	(0.816)
Total income (loss) from operations	$ 2.361	$ (5.040)	$ 7.763	$ (0.100)	$ 1.990	$ (0.270)
Less Distributions
From net investment income	$ (0.601)*	$ (0.505)	$ (0.894)	$ (1.230)	$ (1.166)	$ (0.560)
From net realized gain	—	(1.055)	(0.419)	—	(0.064)	(0.670)
Total distributions	$ (0.601)	$ (1.560)	$ (1.313)	$ (1.230)	$ (1.230)	$ (1.230)
Net asset value — End of period	$ 17.770	$ 16.010	$ 22.610	$ 16.160	$ 17.490	$ 16.730
Market value — End of period	$ 16.260	$ 16.290	$ 22.200	$ 14.290	$ 16.770	$ 15.540
Total Investment Return on Net Asset Value(2)	15.21% (3)	(22.92)%	49.37%	0.16%	13.06%	(1.38)%
Total Investment Return on Market Value(2)	3.61% (3)	(20.12)%	65.85%	(7.63)%	16.70%	(2.91)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,358,959	$1,224,070	$1,725,075	$1,233,156	$1,334,205	$1,276,190
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.18% (4)	1.14%	1.12%	1.21%	1.22%	1.18%
Interest and fee expense	1.46% (4)	0.44%	0.15%	0.50%	1.01%	0.76%
Total expenses	2.64% (4)(5)	1.58% (5)	1.27%	1.71%	2.23%	1.94%
Net investment income	3.12% (4)	2.63%	3.93%	6.26%	7.25%	2.98%
Portfolio Turnover	49% (3)	59%	111%	224%	175%	110%
Senior Securities:
Total amount outstanding (in 000’s)	$ 370,000	$ 370,000	$ 370,000	$ 370,000	$ 425,000	$ 425,000
Asset coverage per $1,000(6)	$ 4,673	$ 4,308	$ 5,662	$ 4,333	$ 4,139	$ 4,003
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(6)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.
*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end.

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Advantaged Global Dividend Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its net investment income, net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) and other sources. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,623,485,446
Gross unrealized appreciation	$ 178,687,604
Gross unrealized depreciation	(85,528,589)
Net unrealized appreciation	$ 93,159,015
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1.5 billion	0.850%
Over $1.5 billion up to and including $3 billion	0.830%
Over $3 billion up to and including $5 billion	0.810%
Over $5 billion	0.790%
Gross assets, as defined in the Fund's investment advisory agreement, means total assets of the Fund, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended April 30, 2023, the Fund’s investment adviser fee amounted to $7,075,079 or 0.85% (annualized) of the Fund’s average daily gross assets.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $10,942 relating to the Fund's investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $812,719,566 and $842,348,918, respectively, for the six months ended April 30, 2023.
5  Common Shares of Beneficial Interest
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2023. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the year ended October 31, 2022 were 158,742.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2023 and the year ended October 31, 2022.
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. To hedge against this risk, the Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$10,892,747 (1)	$(7,639,142) (1)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying  risk exposure is equity price risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$(1,921,974) (1)	$3,253,605 (2)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$65,458,000	$64,949,000

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Liquidity Agreement
Effective August 28, 2020, the Fund entered into a Liquidity Agreement (the Agreement) with State Street Bank and Trust Company (SSBT) that allows the Fund to borrow or otherwise access up to $435 million through securities lending transactions, direct loans from SSBT or a combination of both. The Fund has granted to SSBT a security interest in all its cash, securities and other financial assets, unless otherwise pledged, to secure the payment and performance of its obligations under the Agreement. Pursuant to the terms of the Agreement, the Fund has made its securities available for securities lending transactions by SSBT acting as securities lending agent for the Fund. Securities lending transactions are required to be secured with cash collateral received from the securities borrowers equal at all times to at least 100%, 102% or 105% of the market value of the securities loaned, depending on the type of security. The market value of securities loaned is determined daily and any additional required collateral is delivered to SSBT on the next business day. The Fund is subject to the possible delay in the recovery of loaned securities. Pursuant to the Agreement, SSBT has provided indemnification to the Fund in the event of default by a securities borrower with respect to security loans. However, the Fund retains all risk of loss and gains associated with securities purchased using cash received under the Agreement. The Fund is entitled to receive from securities borrowers all substitute interest, dividends and other distributions paid with respect to the securities on loan. The Fund may instruct SSBT to recall a security on loan at any time. At April 30, 2023, the value of the securities loaned and the value of the cash collateral received by SSBT, which exceeded the value of the securities loaned, amounted to $189,390,044 and $193,052,677, respectively.
Effective April 25, 2023, the Agreement was amended so that interest on borrowings outstanding under the Agreement is charged at a rate equal to the Overnight Bank Financing Rate (OBFR) plus 0.62%, payable monthly. Prior to April 25, 2023, interest on borrowings was charged at a rate equal to 1-month LIBOR plus 0.50%, payable monthly. SSBT retains all net fees that may arise in connection with securities lending transactions. If the value of securities available to lend falls below a prescribed level, the interest rate may be increased. If the Fund utilizes less than 50% of the commitment amount, it will be charged a monthly non-usage fee of 0.25% per annum on the unused portion of the commitment. The Agreement may be terminated by the Fund upon 90 days’ prior written notice to SSBT. If certain asset coverage and collateral requirements or other covenants are not met, the Agreement could be deemed in default and result in termination. At April 30, 2023, the Fund had borrowings outstanding under the Agreement of $370 million at an annual interest rate of 5.56%, which are shown as Liquidity Agreement borrowings on the Statement of Assets and Liabilities. The carrying amount of the borrowings at April 30, 2023 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2023. For the six months ended April 30, 2023, the aggregate average borrowings under the Agreement and the average annual interest rate (excluding fees) were $370,000,000 and 5.17%, respectively.
8  Affiliated Investments
At April 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $12,415,411, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$11,487,539	$202,213,969	$(201,286,097)	$ —	$ —	$12,415,411	$278,659	12,415,411
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 57,015,394	$ 13,901,829	$ —	$ 70,917,223
Consumer Discretionary	62,658,927	127,182,896	—	189,841,823
Consumer Staples	62,719,806	50,336,940	—	113,056,746
Energy	38,273,265	—	—	38,273,265
Financials	89,524,113	274,455,498	—	363,979,611
Health Care	74,552,917	114,958,469	—	189,511,386
Industrials	50,546,600	164,950,903	—	215,497,503
Information Technology	170,496,992	42,000,615	—	212,497,607
Materials	—	49,131,154	—	49,131,154
Real Estate	9,308,030	—	—	9,308,030
Utilities	17,110,777	14,747,354	—	31,858,131
Total Common Stocks	$ 632,206,821	$ 851,665,658**	$ —	$ 1,483,872,479
Corporate Bonds	$ —	$ 152,812,840	$ —	$ 152,812,840
Exchange-Traded Funds	3,246,852	—	—	3,246,852
Preferred Stocks:
Communication Services	4,276,495	—	—	4,276,495
Energy	13,401,749	—	—	13,401,749
Financials	21,144,688	5,560,951	—	26,705,639
Real Estate	7,000,503	—	—	7,000,503
Utilities	9,658,888	—	—	9,658,888
Total Preferred Stocks	$ 55,482,323	$ 5,560,951	$ —	$ 61,043,274
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments	12,415,411	—	—	12,415,411
Total Investments	$ 703,351,407	$ 1,010,039,449	$ 0	$ 1,713,390,856
Futures Contracts	$ 10,776,232	$ 116,515	$ —	$ 10,892,747
Total	$ 714,127,639	$ 1,010,155,964	$ 0	$ 1,724,283,603
Liability Description
Futures Contracts	$ (7,639,142)	$ —	$ —	$ (7,639,142)
Total	$ (7,639,142)	$ —	$ —	$ (7,639,142)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2023
Officers and Trustees

Officers
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser(1)
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(2)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Mr. Bowser began serving as Trustee effective January 4, 2023.
(2)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7737    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date: June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date: June 23, 2023